As filed on November 4, 1996
                              Reg. No. 333-11319
                  U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                 FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.___

Post-Effective Amendment No. 1

_________________________HARDING, LOEVNER FUNDS, INC._________________________
            		(Exact Name of Registrant as Specified in Charter)

________________600 Fifth Avenue, 26th Floor New York, New York 10020__________
               		(Address of Principal Executive Offices) (Zip Code)

___________________________(212) 332-5211_______________________________________
             		(Registrant's Telephone Number, Including Area Code)

                     				William E. Vastardis, Treasurer
                     				Harding, Loevner Funds, Inc.
                     				600 Fifth Avenue, 26th Floor
                     				New York, New York 10020
________________________________________________________________________________

               		(Name and Address of Agent for Service of Process)

                			Copies to:	Eric P. Nachimovsky, Esq.
                         					AMT Capital Services, Inc.
                         					600 Fifth Avenue, 26th Floor
                         					New York, NY 10020

                         					William Goodwin, Esq.
                         					Dechert Price & Rhoads
                         					477 Madison Avenue
                         					New York, New York 10022


Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective:

X  immediately upon filing pursuant to Rule 485(b)
-  on  November 1, 1996 pursuant to Rule 485(b)
-  60 days after filing pursuant to Rule 485(a)
-  75 days after filing pursuant to Rule 485(a)
-  on _____ pursuant to Rule 485(a)

The Registrant has registered an indefinite amount of securities under the Securities Act of 1933 pursuant to Section 24(f) under the Investment Company Act of 1940; accordingly no fee is payable herewith.


















                                  PART C











                         HARDING, LOEVNER FUNDS, INC.
                        INTERNATIONAL EQUITY PORTFOLIO

                          PART C. OTHER INFORMATION


Item 15.	Indemnification
        	The Registrant shall indemnify directors, officers, employees and agents of the Registrant against judgments, fines, settlements and expenses to the fullest extent allowed, and in the manner provided, by applicable federal and Maryland law, including Section 17(h) and (i) of the Investment Company Act of 1940.

Item 16.	Exhibits

         (1) Articles of Incorporation, dated July 31, 1996 (previously filed as Exhibit (1) to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A, File Nos. 333-09341, 811-07739) and incorporated herein by reference.
         (2) By-Laws (previously filed as Exhibit (2) to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A, File Nos. 333-09341, 811-07739) and incorporated herein by reference.
         (3) Not Applicable.
         (4) Form of Agreement and Plan of Reorganization (previously filed as Exhibit (4) to the Registrant's Registration Statement on Form N-14, File No.333-11319), and incorporated herein by reference.
         (5) Not Applicable.
         (6) Form of Investment Advisory Agreement between the Registrant and Harding, Loevner Funds, Inc. (previously filed as Exhibit (6) to the Registrant's Registration Statement on Form N-14, File No.333-11319), and incorporated herein by reference.
         (7) Form of Distribution Agreement between the Registrant and AMT Capital Services, Inc. (previously filed as Exhibit (7) to the Registrant's Registration Statement on Form N-14, File No. 333-11319), and incorporated herein by reference.
         (8) Not Applicable.
         (9) Form of Custodian Agreement between the Registrant and Investors Bank & Trust Company (previously filed as Exhibit (9) to the Registrant's Registration Statement on Form N-14, File No. 333-11319), and incorporated herein by reference.
         (10)  Not Applicable.
         (11) Opinion and Consent of Dechert Price & Rhoads (previously filed as Exhibit (11) to the Registrant's Registration Statement on Form N-14, File No.333-11319), and incorporated herein by reference.
         (12) Opinion of Dechert Price & Rhoads regarding certain tax matters and consequences to shareholders (Filed herewith).
         (13)(a) Form of Transfer Agency and Service Agreement between the Registrant and Investors Bank & Trust Company (previously filed as Exhibit (13)(a) to the Registrant's Registration Statement on Form N-14, File No.333-11319), and incorporated herein by reference.
         13(b) Form of Administration Agreement between the Registrant and AMT Capital Services, Inc. (previously filed as Exhibit (13)(b) to the Registrant's Registration Statement on Form N-14, File No.333-11319), and incorporated herein by reference.
         (14) Consents of Ernst & Young LLP independent auditors for the Current Portfolio and the AMT Capital Fund, Inc. (previously filed as Exhibit
         (14) to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-14, File No. 333-11319), and incorporated herein by reference.
         (15) There are no financial statements omitted pursuant to Item 14(a)
         (1).
         (16) Not applicable.

Item 17.	Undertakings

        	The Registrant shall indemnify directors, officers, employees and agents of the Registrant against judgments, fines, settlements and expenses to the fullest extent allowed, and in the manner provided, by applicable federal and Maryland law, including Section 17(h) and (i) of the Investment Company Act of 1940. In this regard, the Registrant undertakes to abide by the provisions of Investment Company Act
         Releases No. 11330 and 7221 until amended or superseded by subsequent interpretation of legislative or judicial action.

        	Insofar as indemnification for liabilities arising under the Securities
         Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the
         Registrant in the successful defense of any action, suit or proceeding)
         is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

        	The Registrant hereby undertakes to file, by post-effective amendment, an opinion of counsel or a copy of an IRS ruling supporting the tax consequences of the proposed reorganization within a reasonable time after receipt of such opinion or ruling.

                                   	SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Somerville and State of New Jersey on the 4th day of November, 1996.



                                     							HARDING, LOEVNER FUNDS, INC.

                                         		 By: /s/ David R. Loevner
                                       							 David R. Loevner, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement had been signed below by the following persons in the capacities indicated on the 4th day of November 1996.

Signature                         Title
/s/ David R. Loevner
David R. Loevner                  Director and President (Principal Executive,
                                  Financial and Accounting Officer)

/s/ William E. Vastardis
William E. Vastardis              Secretary and Treasurer

/s/           *
Jane A. Freeman                   Director

/s/           *
Carl W. Schafer                   Director

/s/           *
James C. Brady III                Director

 * Attorney-in-Fact /s/William E. Vastardi/










                   INDEX TO EXHIBITS INCLUDED IN PART C


     (12) Opinion of Dechert Price & Rhoads regarding certain tax matters and consequences to shareholders.